Consolidated Statements of Changes in Shareholders' Equity	Number of common shares CAD ($) shares	Share capital USD ($) shares	Reserves USD ($)	Obligation to issue shares USD ($)	Accumulated Deficit USD ($)	Accumulated other comprehensive (loss) income USD ($)	USD ($)
Beginning balance, value at Dec. 31, 2020	$ 768,302		$ 758,296	$ 24,746	$ (6,398,686)	$ (74,924)	$ 986,654
Beginning balance, Share at Dec. 31, 2020 | shares		6,677,222
Statement
Reclassification of derivative warrant liability			(3,506,565)				(3,506,565)
Shares issued pursuant to private placement		$ 573,935					573,935
Shares issued pursuant to private placement (shares) | shares	231,743
Shares issued pursuant to public listing		7,467,772					7,467,772
Shares issued pursuant to public listing (in shares) | shares	362,333
Share issuance costs		(1,104,238)	405,659				(698,579)
Options exercised		118,285	(51,783)				66,502
Options exercised (in shares) | shares	5,678
Pre-funded warrants exercised		2,296,609	(23,566)				2,273,043
Warrants exercised (in shares) | shares	72,398
Share-based payments			396,423				396,423
Shares issued for services		59,092					59,092
Shares issued for services (in shares) | shares	2,839
Net losses for the year							(1,579,274)
Comprehensive loss (income) for the year					(1,579,274)	150,464	(1,428,810)
Ending balance, Value at Dec. 31, 2021		16,088,677	4,991,594	24,746	(7,977,960)	75,540	13,202,597
Ending balance, Share at Dec. 31, 2021 | shares	1,443,293
Statement
Shares issued pursuant to public offering		359,868					359,868
Shares issued pursuant to public offering (shares) | shares	155,555
Share issuance costs		(88,959)	(42,687)				(131,646)
Pre-funded warrants exercised		(164,768)	164,704				(64)
Pre-funded warrants exercised (in shares) | shares	71,223
Share-based payments			487,940				487,940
Net losses for the year							(7,718,882)
Pre-funded warrants issued			925,015				925,015
Comprehensive loss (income) for the year					(7,718,882)	(128,145)	(7,847,027)
Ending balance, Value at Dec. 31, 2022		16,524,354	6,197,158	24,746	(15,696,842)	(52,605)	6,996,811
Ending balance, Share at Dec. 31, 2022 | shares	1,670,071
Statement
Reclassification of derivative warrant liability			(318,000)				(318,000)
Pre-funded warrants exercised		532,181	(531,885)				296
Pre-funded warrants exercised (in shares) | shares	328,777
Share-based payments			(120,984)				(120,984)
Net losses for the year							(2,158,065)
Comprehensive loss (income) for the year					(2,158,065)		(2,158,065)
Ending balance, Value at Dec. 31, 2023		$ 17,056,535	$ 5,468,257	$ 24,746	$ (17,854,907)	$ (52,605)	$ 4,642,026
Ending balance, Share at Dec. 31, 2023 | shares	1,998,848